Consolidated and Combined Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 16,898	$ 10,395
Accounts receivable (net of allowances of $955 and $2,832, respectively)	56,423	55,031
Inventories	111,699	121,129
Prepaid expenses and other current assets	5,045	7,283
Total current assets	190,065	193,838
Property, Plant and Equipment, net	47,285	20,340
Other Assets
Operating lease right-of-use assets	12,193	0
Goodwill	153,537	130,870
Other intangible assets, net	184,527	251,243
Deferred tax assets, net	2,671	1,368
Other assets	6,260	2,192
Total Assets	596,538	599,851
Current Liabilities
Accounts payable	25,200	26,240
Accrued expenses and other current liabilities	29,029	28,040
Current portion of operating lease liabilities	3,623	0
Current portion of long-term debt	7,000	0
Total current liabilities	64,852	54,280
Non-Current Liabilities
Long-term debt	172,662	0
Due to related party	0	8,400
Deferred tax liabilities, net	23,297	31,538
Operating lease liabilities, less current portion	11,324	0
Other liabilities	15,557	17,883
Total Liabilities	287,692	112,101
Commitments and Contingencies (Note 9)	0	0
Stockholders’ Equity
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Common stock, $0.0001 par value; 220,000,000 shares authorized; 38,426,669 shares issued and outstanding	4	0
Additional paid-in capital	325,679	0
Accumulated deficit	(25,442)	0
Accumulated other comprehensive income	8,605	0
Net parent investment	0	487,750
Total stockholders’ equity	308,846	487,750
Total Liabilities and Stockholders’ Equity	$ 596,538	$ 599,851